Investment in a Joint Venture - Schedule of Information of the Group’s Joint Venture (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Information of the Group’s Joint Venture [Abstract]
Share of the joint venture’s (loss)/gain for the year	¥ 314	$ 45	¥ (281)
Share of the joint venture’s total comprehensive (loss)/gain for the year	314	45	(281)
Aggregate carrying amount of the Group’s investment in the joint venture	¥ 33,030	$ 4,723	¥ 32,717